OTG LATIN AMERICA ETF
Schedule of Investments
December 31, 2025 (unaudited)

		Shares	Value
97.21%	COMMON STOCKS
2.04%	ARGENTINA
	YPF SA(A)	12,955	$468,453

43.22%	BRAZIL
	Ambev SA(A)	277,850	686,290
	Banco Bradesco SA	136,801	455,547
	Gerdau SA	150,552	555,537
	Inter & Co., Inc.	51,971	440,714
	Itau Unibanco Holding SA	31,404	224,853
	JBS NV(A)	38,479	554,867
	Lojas Renner SA(A)	268,377	662,157
	MercadoLibre, Inc.(A)	221	445,152
	Nu Holdings Ltd.(A)	56,547	946,597
	Petroleo Brasileiro SA	66,794	791,509
	Raia Drogasil SA(A)	102,315	438,779
	Rede D'Or Sao Luiz SA 144A	67,933	506,793
	Rumo SA	87,778	236,275
	Sendas Distribuidora SA	187,442	249,706
	Suzano SA	63,396	592,119
	TOTVS SA(A)	71,168	546,512
	Vale SA	69,788	909,338
	XP, Inc.	40,146	657,190
			9,899,935

11.45%	CHILE
	Aguas Andinas SA Class A	602,504	246,796
	Banco de Crédito e Inversiones(A)	62	4,019
	Banco Itau Chile SA	43,073	953,895
	Banco Santander Chile(A)	4,969,236	392,204
	Cencosud SA	152,948	491,524
	SMU SA	3,127,521	534,273
			2,622,711

1.59%	COLOMBIA
	Grupo Energia Bogota S.A. E.S.P.	461,294	363,895

OTG LATIN AMERICA ETF
Schedule of Investments
December 31, 2025 (unaudited)

		Shares	Value
24.75%	MEXICO
	Alsea S.A.B. de C.V.	66,562	$199,751
	America Movil S.A.B. de C.V.	15,842	327,454
	America Movil S.A.B. de C.V.	410,199	423,468
	Arca Continental S.A.B. de C.V.	34,420	371,772
	Cemex S.A.B. de C.V.	100,692	1,156,951
	Coca-Cola FEMSA S.A.B. de C.V.	21,306	202,346
	Fomento Economico Mexicano SAB	4,485	453,299
	Genomma Lab Internacional S.A.B. de C.V.	327,059	325,288
	GCC S.A.B. de C.V.	38,725	392,594
	Grupo Financiero Banorte S.A.B. de C.V.	18,748	173,701
	Grupo Traxion S.A.B. de C.V. 144A(A)	658,123	555,517
	Kimberly-Clark de México S.A.B. de C.V.	164,363	350,586
	Walmart de Mexico S.A.B. de C.V.	236,954	737,015
			5,669,742

13.73%	PERU
	Alicorp S.A.A.(A)	79,151	251,976
	Cementos Pacasmayo S.A.A.	161,514	338,780
	Ferreycorp S.A.A.	485,232	563,031
	InRetail Peru Corp. 144A	11,557	291,236
	Intercorp Financial Services, Inc.	14,494	613,966
	Minsur SA(A)	170,219	275,502
	Southern Copper Corp.	5,650	810,584
			3,145,075

0.43%	UNITED STATES
	Tecnoglass, Inc.	1,967	98,980

97.21%	TOTAL COMMON STOCKS		22,268,791
	(Cost: $18,483,074)

OTG LATIN AMERICA ETF
Schedule of Investments
December 31, 2025 (unaudited)

		Principle	Value
1.67%	CORPORATE BONDS
0.72%	FRANCE
	BNP Paribas SA 05/20/2027 0.000%(B)	200,000	$165,660

0.95%	PERU
	Peru LNG 03/22/2030 5.375%	225,030	218,094

1.67%	TOTAL CORPORATE BONDS		383,754
	(Cost: $420,175)

98.87%	TOTAL INVESTMENTS		22,652,545
	(Cost: $18,903,249)
1.13%	Other assets, net of liabilities		255,907
100.00%	NET ASSETS		$22,908,452

	(A)Non-income producing.
	(B)Zero coupon security. The rate shown is the yield-to-maturity on the date of December 31, 2025.
	See Notes to Schedule of Investments.

A 144A Security is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $1,353,547 and is 5.91% of the Fund's net assets.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of December 31, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$22,268,791	$-	$-	$22,268,791
CORPORATE BONDS	-	383,754	-	383,754
TOTAL INVESTMENTS	$22,268,791	$383,754	$-	$22,652,545

The cost of investments for Federal income tax purposes has been estimated a/o December 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $18,903,249, and the related net unrealized appreciation (depreciation) consists of:

		Gross unrealized appreciation		$4,353,704
		Gross unrealized depreciation		(604,408)
		Net unrealized appreciation		$3,749,296